Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 31,216,000	$ 29,594,000
Orphan drug and research and development credit carry forwards	4,909,000	3,556,000
Equity based compensation	1,923,000	2,049,000
Intangibles	2,090,000	2,140,000
Total	40,138,000	37,339,000
Valuation allowance	$ (40,138,000)	$ (37,339,000)
Net deferred tax assets